INVENTORIES, NET (Tables)	12 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

Inventories consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Raw materials	$65,099	$95,323
Work in process	1,247,634	1,049,001
Finished goods	2,475,971	2,356,973
	3,788,704	3,501,297
Less: inventory allowance	(1,068,914)	(381,470)
Inventory, net	$2,719,790	$3,119,827

SCHEDULE OF INVENTORY ALLOWANCE
	As of	As of
	June 30, 2025	June 30, 2024

Beginning balance	$381,470	$381,765
Provision	681,884	-
Foreign currency translation adjustments	5,560	(295)
Ending balance	$1,068,914	$381,470